Lease - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease.
Lease Liabilities - beginning balance	$ 218	$ 242
Lease Interest	13	10
Lease repayment	(49)	(34)
Change in discount rate	(7)
Lease Liabilities - ending balance	$ 175	$ 218